Risk Management Section - Revaluation reserve equity securities at fair value through other comprehensive income (Detail) - Equity securities at FVOCI [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ 1,580	€ 1,914
Positive remeasurement of reserve [Member]
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,582	1,923
Negative remeasurement of reserve [Member]
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (2)	€ (8)